T. ROWE PRICE SPECTRUM INCOME FUND
September 30, 2019 (Unaudited)

	$ Value $ Purchase		$ Sales		$ Value
Portfolio of Investments(1)	12/31/18	Cost	Cost	Shares	9/30/19
(Cost and value in $000s)
BOND MUTUAL FUNDS 87.9%
T. Rowe Price Funds:
New Income Fund	1,224,434	32,158	136,269	122,735,951	1,194,221
High Yield Fund	832,253	144,518	16,114	154,841,314	1,025,050
GNMA Fund	552,079	49,058	14,567	65,492,892	603,844
Emerging Markets Bond Fund	540,804	24,831	40,997	48,004,235	550,129
International Bond Fund (USD
Hedged)	—	455,768	2,061	46,339,823	472,666
Short-Term Bond Fund	341,725	43,550	9,805	80,736,911	381,886
Emerging Markets Local Currency
Bond Fund	325,306	14,820	14,026	54,328,969	338,469
Corporate Income Fund	361,734	7,991	103,219	29,959,025	298,092
Floating Rate Fund	318,349	18,674	70,649	28,710,001	277,913
Dynamic Global Bond Fund	256,501	20,905	6,353	28,612,820	261,235
U.S. Treasury Long-Term Fund	263,418	4,903	52,323	17,659,665	253,416
International Bond Fund	489,667	5,045	345,525	15,220,407	135,918
Limited Duration Inflation Focused
Bond Fund	97,289	2,792	2,727	20,042,022	100,611
U.S. Treasury Intermediate Fund	—	47,695	54	8,045,775	47,953
Inflation Protected Bond Fund	68,775	366	39,543	2,813,864	34,245
Total Bond Mutual Funds (Cost $5,649,762)					5,975,648

EQUITY MUTUAL FUNDS 12.0%
T. Rowe Price Funds:
Equity Income Fund	700,434	63,042	66,303	25,761,750	818,193
Total Equity Mutual Funds (Cost $519,829)					818,193

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM INCOME FUND

	$ Value	$ Purchase	$ Sales		$ Value
	12/31/18	Cost	Cost	Shares	9/30/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.1%
T. Rowe Price Funds:
U.S. Treasury Money Fund, 1.71%(2)	17,351	253,854	264,785	6,420,309	6,420
Total Short-Term Investments (Cost $6,420)					6,420

Total Investments in Securities 100.0%
(Cost $6,176,011)					$6,800,261

Other Assets Less Liabilities (0.0)%					(58)

Net Assets 100.0%					$6,800,203

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM INCOME FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Corporate Income Fund	$(2,640)	$31,586	$8,093
Dynamic Global Bond Fund	(183)	(9,818)	4,639
Emerging Markets Bond Fund	(3,557)	25,491	22,208
Emerging Markets Local
Currency Bond Fund	(2,138)	12,369	14,653
Equity Income Fund	(2,596)	121,020	13,854
Floating Rate Fund	(2,795)	11,539	10,483
GNMA Fund	(846)	17,274	10,954
High Yield Fund	(401)	64,393	40,118
Inflation Protected Bond Fund	(716)	4,647	315
International Bond Fund	26,524	(13,269)	4,984
International Bond Fund (USD
Hedged)	10	18,959	3,215
Limited Duration Inflation
Focused Bond Fund	(120)	3,257	662
New Income Fund	(723)	73,898	26,821
Short-Term Bond Fund	(149)	6,416	7,176
U.S. Treasury Intermediate Fund	(1)	312	160
U.S. Treasury Long-Term Fund	5,347	37,418	4,978
U.S. Treasury Money Fund	—	—	324
Totals	$15,016#	$405,492	$173,637+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $173,637 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM INCOME FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Spectrum Income Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On September 30, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.